Basis of Presentation and Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash held in foreign entities	$ 0.6	$ 0.0
Largest Customer | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of accounts receivable (as percent)	86.00%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of accounts receivable (as percent)		31.00%
Customer Two | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of accounts receivable (as percent)		15.00%
Customer Three | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of accounts receivable (as percent)		11.00%